Shareholders' Equity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands										12 Months Ended
	Dec. 31, 2024 ¥ / shares $ / shares shares	Apr. 08, 2024 shares	Mar. 22, 2024 shares	Oct. 31, 2023 $ / shares shares	Oct. 31, 2022 $ / shares shares	Mar. 03, 2022 CNY (¥) shares	Mar. 03, 2022 $ / shares shares	Nov. 08, 2021 shares	Feb. 08, 2019 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 shares	Dec. 31, 2024 $ / shares shares	Apr. 07, 2023 shares	Jun. 02, 2022 shares	Aug. 03, 2021 shares	May 07, 2020 $ / shares	Feb. 20, 2019 $ / shares shares	Feb. 05, 2019
Shareholders’ Equity [Line Items]
Trading days										20 years
Closing trading days										30 years
Earn-out shares required to be issued												995,118
Earn-out liability (in Yuan Renminbi) | ¥											¥ 9,960
Obligation to issued shares										636,691
Shares issued (in Yuan Renminbi) | ¥
Forfeited shares												61,500
Warrants [Member]
Shareholders’ Equity [Line Items]
Warrant exercise (in Dollars per share) | $ / shares																		$ 11.5
expire years																				5 years
Redemption price (in Dollars per share) | $ / shares														$ 0.01
Exceeds price per share (in Dollars per share) | $ / shares														16.5
Warrants [Member]
Shareholders’ Equity [Line Items]
Warrant exercise (in Dollars per share) | $ / shares														$ 11.5
Notice of redenption days										30 days
Warrants expiration date	Feb. 05, 2024									Feb. 05, 2024				Feb. 05, 2024
2021 Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
RUSs outstanding	405,758									405,758				405,758
Forfeited shares										608,874
Shares vested										31,714
Ordinary Share [Member]
Shareholders’ Equity [Line Items]
Obligation to issued shares			2,969,114							403,089	995,118	3,540,960
Shares issued (in Yuan Renminbi) | ¥										¥ 9,960	¥ 13,106	¥ 128,119
RUSs outstanding	41,847,784									41,847,784	41,038,937	39,609,726	30,844,641	41,847,784
Equity Unit Purchase Agreements [Member]
Shareholders’ Equity [Line Items]
Shares or warrants issued upon exercise of units													100,000
BeeLive [Member] | Earn-out Target [Member]
Shareholders’ Equity [Line Items]
Achieved percentage												93.87%
Weiliantong [Member]
Shareholders’ Equity [Line Items]
Achieved percentage											82.72%
Weiliantong [Member] | Earn-out Target [Member]
Shareholders’ Equity [Line Items]
Achieved percentage												100.00%
Weilaijin [Member]
Shareholders’ Equity [Line Items]
Shares issued (in Yuan Renminbi) | ¥										¥ 20,817	¥ 20,817	¥ 20,817
Equity Unit Purchase Agreements [Member]
Shareholders’ Equity [Line Items]
Unit purchase option, value (in Dollars) | $									$ 100
Units exercisable									375,000										56,250
Unit purchase option, exercisable price per unit (in Dollars per share) | $ / shares									$ 11.5										$ 11.5
Aggregate exercise price of unit purchase option (in Dollars) | $									$ 4,312,500
Elements of units, description										Each Unit consists of one ordinary share, one redeemable warrant and one right (together “UPO”).
Unit purchase option exercised
Equity Unit Purchase Agreements [Member] | Warrants [Member]
Shareholders’ Equity [Line Items]
Shares or warrants issued upon exercise of units													100,000
Equity Unit Purchase Agreements [Member] | Ordinary Share [Member]
Shareholders’ Equity [Line Items]
Shares or warrants issued upon exercise of units													110,000
RSU [Member]
Shareholders’ Equity [Line Items]
Restricted share units																	2,053,783
RUSs outstanding											773,874	716,956	2,053,783
Forfeited shares											21,206	72,713
Shares vested											434,093	1,325,614
RSUs grants in period										272,999
RSU [Member] | 2021 Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Forfeited shares											512,217
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share) | (per share)
Voting rights								one
Ordinary shares								2,625,058
Ordinary shares, issued	38,922,726									38,922,726	38,113,879			38,922,726
Ordinary shares, outstanding	38,922,726									38,922,726	38,113,879			38,922,726
Repurchased aggregate share	134,333			119,725	794,120
Treasury stock, per shares (in Dollars per share) | $ / shares	¥ 0.76			$ 3.2	$ 3.01
Issuance of shares for achievement of earnout target		403,089									403,089
Class A Ordinary Shares [Member] | SPAC [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued																2,700,000
Class A Ordinary Shares [Member] | Acquisition of Beelive [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued															507,804	540,960
Class A Ordinary Shares [Member] | Acquisition of Weiliantong [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued		403,089				3,898,511	3,898,511								487,314
Average closing price pershare (in Dollars per share) | $ / shares							$ 5.13
Purchase consideration (in Yuan Renminbi) | ¥						¥ 127,000
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share) | (per share)
Voting rights								ten
Ordinary shares								2,625,058
Ordinary shares, issued	2,925,058									2,925,058	2,925,058			2,925,058
Ordinary shares, outstanding	2,925,058									2,925,058	2,925,058			2,925,058
Class B Ordinary Shares [Member] | SPAC [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued																300,000
Class A Preferred Shares [Member]
Shareholders’ Equity [Line Items]
Preferred stock, shares issued								50,000,000
Acquisition of Weiliantong [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Consideration share amount (in Yuan Renminbi) | ¥						¥ 180,000